ORGANIZATION AND PRINCIPAL ACTIVITIES- Inter-company revenues between VIEs and other subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Variable interest entity
Revenue	¥ 2,118,982	$ 290,299	¥ 1,638,736	¥ 1,790,245
VIEs to Primary Beneficiary of VIEs and their Subsidiaries
Variable interest entity
Revenue	¥ 49,679		¥ 23,344	¥ 33,574